8. Convertible Debt and Convertible Debt, Related Party (Details Narrative) (September 30, 2019) - USD ($)	3 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	May 15, 2019
Fair value of warrants	$ 114,804
Contingent consideration	152,590
Amortization of debt discount		$ 0	$ 36,414	$ 0	$ 0
Note Purchase Agreements [Member]
Fair value of warrants			114,804
Contingent consideration			152,590
Amortization of debt discount			36,414
Unamortized debt discount	230,980		230,980
Noble Link Notes [Member]
Debt face amount						$ 4,000,000
Interest expense	$ 411,433		$ 469,296
Aggregate Debt Amount						$ 14,000,000